42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 3,222,768	R$ 2,941,727
Bonds and securities	1,465	3,112
CRC transferred to the Parana State Government	287,789
Other current receivables	514,185	426,865
Income tax and social contribution	86,410
Before assets held for sale	10,176,885
Assets held for sale	1,230,546
Total current assets	11,407,431
Long Term Assets
Other temporary investments	22,385
CRC transferred to the Parana State Government	1,104,835
Judicial deposits	486,746	504,190
Other noncurrent receivables	4,515
Deferred income tax and social contribution	1,191,104	1,011,866	R$ 1,007,061
Other noncurrent recoverable taxes	4,539,498	322,011
Subtotal	16,090,279	10,862,630
Investments	2,729,517	2,523,179	2,368,234
Property, Plant and Equipment	9,495,460	10,592,103
Intangible Assets	6,929,456	6,332,611
Right-of-use asset	132,521
Total non current asset	35,377,233
ASSETS	46,784,664
CURRENT LIABILITIES
Payroll, social charges and accruals	684,046	337,044
Suppliers	2,291,307	1,685,280
Income tax and social contribution	681,831
Other taxes due	490,608	501,068
Loans and financing	717,677	255,521
Debentures	1,881,411
Dividend payable	991,887
Post-employment benefits	69,231	66,004
Lease liability	41,193
Other accounts payable	235,400	149,407
Total current liabilities	9,654,392
NONCURRENT LIABILITIES
Other taxes due	622,483	662,114
Loans and financing	2,470,854	2,886,862
Debentures	4,876,070
Post-employment benefits	1,424,383	1,128,932
Lease liability	97,168
Other accounts payable	469,886	349,462
Provisions for legal claims	1,555,704
Total noncurrent liabilities	16,879,754
EQUITY
Share capital	10,800,000	10,800,000
Equity valuation adjustments	353,349	591,927	785,610
Legal reserve	1,209,458
Additional dividends proposed from the non-capitalized earning reserve	1,507,449
TOTAL EQUITY	20,250,518	17,598,212	16,336,214	R$ 15,345,579
TOTAL LIABILITIES & EQUITY	46,784,664
Companhia Paranaense de Energia - Copel [member]
CURRENT ASSETS
Cash and cash equivalents	42,700	25,304	R$ 315,003	R$ 56,833
Bonds and securities	90	90
Dividends receivable	1,290,114	760,719
CRC transferred to the Parana State Government	287,789	219,236
Other current receivables	1,025	1,068
Income tax and social contribution	12,171	5,876
Prepaid expenses	150	95
Receivable from related parties	40,298	6,039
Before assets held for sale	1,674,337	1,018,427
Assets held for sale	758,742
Total current assets	2,433,079	1,018,427
Long Term Assets
Other temporary investments	22,385	27,734
CRC transferred to the Parana State Government	1,104,835	1,131,449
Judicial deposits	125,738	124,219
Other noncurrent receivables	7,443	7,444
Income tax and social contribution receivable	117,682	123,951
Deferred income tax and social contribution	282,132	154,364
Other noncurrent recoverable taxes	88,331	87,597
Receivable from related parties	140,337	108,983
Subtotal	1,888,883	1,765,741
Investments	18,807,102	17,286,220
Property, Plant and Equipment	2,725	1,143
Intangible Assets	2,041	1,321
Right-of-use asset	962	271
Total non current asset	20,701,713	19,054,696
ASSETS	23,134,792	20,073,123
CURRENT LIABILITIES
Payroll, social charges and accruals	16,759	8,437
Related parties	283,650	696
Suppliers	3,184	3,956
Income tax and social contribution		1,811
Other taxes due	952	120
Loans and financing	512,086	39,628
Debentures	301,972	315,008
Dividend payable	944,274	588,563
Post-employment benefits	226	378
Lease liability	279	158
Other accounts payable	567	116
Total current liabilities	2,063,949	958,871
NONCURRENT LIABILITIES
Related parties	5,851	145
Other taxes due	2,978	2,817
Loans and financing	266,682	746,075
Debentures	499,317	797,713
Post-employment benefits	9,929	8,658
Lease liability	707	125
Other accounts payable	1,936	1,434
Provisions for legal claims	324,332	304,871
Total noncurrent liabilities	1,111,732	1,861,838
EQUITY
Share capital	10,800,000	10,800,000
Equity valuation adjustments	353,349	591,927
Legal reserve	1,209,458	1,014,248
Retained earnings	6,088,855	4,846,239
Additional dividends proposed from the non-capitalized earning reserve	1,507,449
TOTAL EQUITY	19,959,111	17,252,414
TOTAL LIABILITIES & EQUITY	R$ 23,134,792	R$ 20,073,123